Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000011951 | AIA Group Ltd.
Holdings [Line Items]
Percent of Total Investments	23.20%
C000011951 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Total Investments	15.90%
C000011951 | CK Hutchison Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011951 | BOC Hong Kong Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011951 | CLP Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011951 | Techtronic Industries Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011951 | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011951 | Link REIT
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011951 | Power Assets Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011951 | Hong Kong & China Gas Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011951 | Financials
Holdings [Line Items]
Percent of Total Investments	45.50%
C000011951 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.20%
C000011951 | Real Estate
Holdings [Line Items]
Percent of Total Investments	17.30%
C000011951 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.30%
C000011951 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011951 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011951 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000052898 | Shizuoka Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000052898 | Rohm Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000052898 | Mebuki Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000052898 | Fukuoka Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000052898 | Food & Life Companies Ltd.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000052898 | Niterra Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000052898 | SUMCO Corp.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000052898 | Omron Corp.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000052898 | NIPPON EXPRESS HOLDINGS, INC.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000052898 | Taiyo Yuden Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000052898 | Financials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000052898 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.00%
C000052898 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.10%
C000052898 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000052898 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.30%
C000052898 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.80%
C000052898 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000052898 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.30%
C000052898 | Materials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000052898 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.10%
C000052898 | Energy
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011954 | Public Bank Bhd
Holdings [Line Items]
Percent of Total Investments	15.90%
C000011954 | CIMB Group Holdings Bhd
Holdings [Line Items]
Percent of Total Investments	13.80%
C000011954 | Malayan Banking Bhd
Holdings [Line Items]
Percent of Total Investments	11.40%
C000011954 | Tenaga Nasional Bhd
Holdings [Line Items]
Percent of Total Investments	6.80%
C000011954 | Press Metal Aluminium Holdings Bhd
Holdings [Line Items]
Percent of Total Investments	5.00%
C000011954 | Gamuda Bhd
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011954 | YTL Power International Bhd
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011954 | AMMB Holdings Bhd
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011954 | RHB Bank Bhd
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011954 | SD Guthrie Bhd
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011954 | Financials
Holdings [Line Items]
Percent of Total Investments	51.80%
C000011954 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000011954 | Utilities
Holdings [Line Items]
Percent of Total Investments	13.80%
C000011954 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000011954 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011954 | Materials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011954 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.10%
C000011957 | Financials
Holdings [Line Items]
Percent of Total Investments	45.10%
C000011957 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000011957 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000011957 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011957 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000011957 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011957 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000011957 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011957 | Materials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000011957 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011957 | Energy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011957 | Australia
Holdings [Line Items]
Percent of Total Investments	63.00%
C000011957 | Singapore
Holdings [Line Items]
Percent of Total Investments	17.70%
C000011957 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	17.50%
C000011957 | New Zealand
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011958 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	23.30%
C000011958 | Oversea-Chinese Banking Corp. Ltd.
Holdings [Line Items]
Percent of Total Investments	22.90%
C000011958 | Keppel Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011958 | Wilmar International Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011958 | Singapore Telecommunications Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011958 | Yangzijiang Shipbuilding Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011958 | CapitaLand Ascendas REIT
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011958 | United Overseas Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011958 | Grab Holdings Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011958 | Singapore Technologies Engineering Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011958 | Financials
Holdings [Line Items]
Percent of Total Investments	54.10%
C000011958 | Industrials
Holdings [Line Items]
Percent of Total Investments	22.90%
C000011958 | Real Estate
Holdings [Line Items]
Percent of Total Investments	9.20%
C000011958 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011958 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011958 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011965 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	22.10%
C000011965 | MediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011965 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011965 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011965 | ASE Technology Holding Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011965 | Elite Material Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000011965 | Nan Ya Plastics Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011965 | Unimicron Technology Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011965 | United Microelectronics Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011965 | Asia Vital Components Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011965 | Financials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000011965 | Industrials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011965 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011965 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011965 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011965 | Information Technology
Holdings [Line Items]
Percent of Total Investments	75.30%
C000011965 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011965 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.00%
C000050068 | Delta Electronics Thailand PCLNVDR
Holdings [Line Items]
Percent of Total Investments	14.50%
C000050068 | PTT PCLNVDR
Holdings [Line Items]
Percent of Total Investments	7.60%
C000050068 | Advanced Info Service PCLNVDR
Holdings [Line Items]
Percent of Total Investments	6.40%
C000050068 | Airports of Thailand PCLNVDR
Holdings [Line Items]
Percent of Total Investments	4.70%
C000050068 | CP ALL PCLNVDR
Holdings [Line Items]
Percent of Total Investments	4.50%
C000050068 | Gulf Development PCLClass RNVDR
Holdings [Line Items]
Percent of Total Investments	4.40%
C000050068 | Bangkok Dusit Medical Services PCLNVDR
Holdings [Line Items]
Percent of Total Investments	3.90%
C000050068 | PTT Exploration & Production PCLNVDR
Holdings [Line Items]
Percent of Total Investments	3.60%
C000050068 | Siam Cement PCL (The)NVDR
Holdings [Line Items]
Percent of Total Investments	3.50%
C000050068 | Krung Thai Bank PCLNVDR
Holdings [Line Items]
Percent of Total Investments	2.80%
C000050068 | Financials
Holdings [Line Items]
Percent of Total Investments	13.60%
C000050068 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000050068 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000050068 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.50%
C000050068 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.70%
C000050068 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000050068 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000050068 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.40%
C000050068 | Materials
Holdings [Line Items]
Percent of Total Investments	6.80%
C000050068 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000050068 | Energy
Holdings [Line Items]
Percent of Total Investments	14.80%
C000141922 | Other RowExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011970 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011970 | Financials
Holdings [Line Items]
Percent of Total Investments	19.50%
C000011970 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000011970 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011970 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011970 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.00%
C000011970 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011970 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011970 | Information Technology
Holdings [Line Items]
Percent of Total Investments	41.90%
C000011970 | Materials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011970 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011970 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011970 | Taiwan
Holdings [Line Items]
Percent of Total Investments	27.60%
C000011970 | South Korea
Holdings [Line Items]
Percent of Total Investments	20.70%
C000011970 | China
Holdings [Line Items]
Percent of Total Investments	20.40%
C000011970 | India
Holdings [Line Items]
Percent of Total Investments	11.40%
C000011970 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011970 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011970 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011970 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011970 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011970 | Poland
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011950 | BHP Group Ltd.
Holdings [Line Items]
Percent of Total Investments	16.30%
C000011950 | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Total Investments	13.10%
C000011950 | National Australia Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011950 | Westpac Banking Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011950 | ANZ Group Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011950 | Macquarie Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011950 | Wesfarmers Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011950 | CSL Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011950 | Rio Tinto Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011950 | Woodside Energy Group Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011950 | Financials
Holdings [Line Items]
Percent of Total Investments	40.00%
C000011950 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011950 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011950 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011950 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000011950 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011950 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011950 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011950 | Materials
Holdings [Line Items]
Percent of Total Investments	26.60%
C000011950 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011950 | Energy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011968 | Vale SA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000011968 | NU Holdings Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	9.70%
C000011968 | Itau Unibanco Holding SAPreference SharesNVS
Holdings [Line Items]
Percent of Total Investments	7.90%
C000011968 | Petroleo Brasileiro SA - PetrobrasPreference SharesNVS
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011968 | Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Total Investments	6.80%
C000011968 | Banco Bradesco SAPreference SharesNVS
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011968 | B3 SA - Brasil Bolsa Balcao
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011968 | WEG SA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011968 | Axia Energia SA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011968 | Ambev SA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011968 | Financials
Holdings [Line Items]
Percent of Total Investments	36.20%
C000011968 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011968 | Utilities
Holdings [Line Items]
Percent of Total Investments	13.10%
C000011968 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011968 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011968 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011968 | Materials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000011968 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011968 | Energy
Holdings [Line Items]
Percent of Total Investments	16.10%
C000011969 | Royal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011969 | Toronto-Dominion Bank (The)
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011969 | Shopify, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011969 | Bank of Montreal
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011969 | Bank of Nova Scotia (The)
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011969 | Enbridge, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011969 | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011969 | Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011969 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011969 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011969 | Financials
Holdings [Line Items]
Percent of Total Investments	39.20%
C000011969 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000011969 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011969 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011969 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011969 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011969 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.70%
C000011969 | Materials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000011969 | Energy
Holdings [Line Items]
Percent of Total Investments	17.50%
C000050066 | Sociedad Quimica y Minera de Chile SAClass B, Preference Shares
Holdings [Line Items]
Percent of Total Investments	14.70%
C000050066 | Banco de Chile
Holdings [Line Items]
Percent of Total Investments	11.80%
C000050066 | Latam Airlines Group SA
Holdings [Line Items]
Percent of Total Investments	10.70%
C000050066 | Falabella SA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000050066 | Banco Santander Chile
Holdings [Line Items]
Percent of Total Investments	4.50%
C000050066 | Empresas Copec SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000050066 | Parque Arauco SA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000050066 | Banco de Credito e Inversiones SA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000050066 | Cencosud SA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000050066 | Enel Chile SA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000050066 | Financials
Holdings [Line Items]
Percent of Total Investments	24.70%
C000050066 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000050066 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.30%
C000050066 | Utilities
Holdings [Line Items]
Percent of Total Investments	12.60%
C000050066 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000050066 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.90%
C000050066 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.80%
C000050066 | Materials
Holdings [Line Items]
Percent of Total Investments	18.50%
C000061365 | Teva Pharmaceutical Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	10.20%
C000061365 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Total Investments	9.10%
C000061365 | Bank Hapoalim BM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000061365 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000061365 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000061365 | Phoenix Financial Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000061365 | Israel Discount Bank Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	3.40%
C000061365 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000061365 | Nova Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000061365 | Enlight Renewable Energy Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000061365 | Financials
Holdings [Line Items]
Percent of Total Investments	36.10%
C000061365 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000061365 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.20%
C000061365 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000061365 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.40%
C000061365 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000061365 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000061365 | Information Technology
Holdings [Line Items]
Percent of Total Investments	19.00%
C000061365 | Materials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000061365 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.60%
C000061365 | Energy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011953 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011953 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011953 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011953 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011953 | Advantest Corp.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011953 | Hitachi Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011953 | Recruit Holdings Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011953 | Sony Group Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011953 | Mizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011953 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011953 | Financials
Holdings [Line Items]
Percent of Total Investments	19.00%
C000011953 | Industrials
Holdings [Line Items]
Percent of Total Investments	24.40%
C000011953 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011953 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011953 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.10%
C000011953 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011953 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011953 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.20%
C000011953 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011953 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000011953 | Energy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011955 | Grupo Mexico SAB de CVSeries B
Holdings [Line Items]
Percent of Total Investments	16.70%
C000011955 | Grupo Financiero Banorte SAB de CVClass O
Holdings [Line Items]
Percent of Total Investments	11.10%
C000011955 | Fomento Economico Mexicano SAB de CV
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011955 | America Movil SAB de CVSeries B
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011955 | Cemex SAB de CV, CPONVS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011955 | Wal-Mart de Mexico SAB de CV
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011955 | Industrias Penoles SAB de CV
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011955 | Grupo Aeroportuario del Pacifico SAB de CVClass B
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011955 | Arca Continental SAB de CV
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011955 | Fibra Uno Administracion SA de CV
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011955 | Financials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000011955 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000011955 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.90%
C000011955 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011955 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	24.80%
C000011955 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.80%
C000011955 | Materials
Holdings [Line Items]
Percent of Total Investments	28.00%
C000011955 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011959 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Total Investments	13.80%
C000011959 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000011959 | Naspers Ltd.Class N
Holdings [Line Items]
Percent of Total Investments	8.80%
C000011959 | FirstRand Ltd.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000011959 | Standard Bank Group Ltd.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011959 | Capitec Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011959 | MTN Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011959 | Valterra Platinum Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011959 | Impala Platinum Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011959 | Absa Group Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011959 | Financials
Holdings [Line Items]
Percent of Total Investments	33.10%
C000011959 | Industrials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011959 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011959 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000011959 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011959 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011959 | Materials
Holdings [Line Items]
Percent of Total Investments	41.10%
C000011962 | SK hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	23.70%
C000011962 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	22.40%
C000011962 | SK Square Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011962 | Samsung Electro-Mechanics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011962 | KB Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011962 | Hyundai Motor Co.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011962 | Shinhan Financial Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011962 | Hana Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011962 | Hanwha Aerospace Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011962 | Samsung SDI Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011962 | Financials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000011962 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.20%
C000011962 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000011962 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011962 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011962 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011962 | Information Technology
Holdings [Line Items]
Percent of Total Investments	51.30%
C000011962 | Materials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011962 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011962 | Energy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000050069 | Aselsan Elektronik Sanayi Ve Ticaret A.S.
Holdings [Line Items]
Percent of Total Investments	11.20%
C000050069 | Turkiye Petrol Rafinerileri A.S.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000050069 | BIM Birlesik Magazalar A.S.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000050069 | Akbank TAS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000050069 | Turk Hava Yollari AO
Holdings [Line Items]
Percent of Total Investments	4.30%
C000050069 | KOC Holding A.S.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000050069 | Eregli Demir ve Celik Fabrikalari TAS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000050069 | Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000050069 | Yapi ve Kredi Bankasi A.S.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000050069 | Turkcell Iletisim Hizmetleri A.S.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000050069 | Financials
Holdings [Line Items]
Percent of Total Investments	14.70%
C000050069 | Industrials
Holdings [Line Items]
Percent of Total Investments	30.30%
C000050069 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.30%
C000050069 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000050069 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.60%
C000050069 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.80%
C000050069 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000050069 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.10%
C000050069 | Materials
Holdings [Line Items]
Percent of Total Investments	11.90%
C000050069 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.50%
C000050069 | Energy
Holdings [Line Items]
Percent of Total Investments	9.60%
C000087836 | Strategy, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000087836 | Salesforce, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Okta, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Circle Internet Group, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Coinbase Global, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Crowdstrike Holdings, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Veeva Systems, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Deere & Co.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Gen Digital, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Financials
Holdings [Line Items]
Percent of Total Investments	16.20%
C000087836 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000087836 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087836 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000087836 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.80%
C000087836 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.70%
C000087836 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087836 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.90%
C000087836 | Materials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087836 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000087836 | Energy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000119708 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119708 | Financials
Holdings [Line Items]
Percent of Total Investments	18.50%
C000119708 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000119708 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000119708 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119708 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.30%
C000119708 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119708 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.70%
C000119708 | Information Technology
Holdings [Line Items]
Percent of Total Investments	39.70%
C000119708 | Materials
Holdings [Line Items]
Percent of Total Investments	6.80%
C000119708 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.40%
C000119708 | Energy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000119708 | Taiwan
Holdings [Line Items]
Percent of Total Investments	27.50%
C000119708 | South Korea
Holdings [Line Items]
Percent of Total Investments	20.00%
C000119708 | China
Holdings [Line Items]
Percent of Total Investments	19.10%
C000119708 | India
Holdings [Line Items]
Percent of Total Investments	12.60%
C000119708 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119708 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119708 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.60%
C000119708 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119708 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119708 | Poland
Holdings [Line Items]
Percent of Total Investments	1.20%
C000154544 | Other RowEnergy
Holdings [Line Items]
Percent of Total Investments	7.60%
C000154544 | Financials
Holdings [Line Items]
Percent of Total Investments	19.40%
C000154544 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000154544 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.90%
C000154544 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000154544 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000154544 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.50%
C000154544 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.50%
C000154544 | Information Technology
Holdings [Line Items]
Percent of Total Investments	38.90%
C000154544 | Materials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000154544 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.60%
C000154544 | Energy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000154544 | Taiwan
Holdings [Line Items]
Percent of Total Investments	25.90%
C000154544 | South Korea
Holdings [Line Items]
Percent of Total Investments	20.40%
C000154544 | China
Holdings [Line Items]
Percent of Total Investments	21.80%
C000154544 | India
Holdings [Line Items]
Percent of Total Investments	12.40%
C000154544 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.30%
C000154544 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.30%
C000154544 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.20%
C000154544 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.50%
C000154544 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.40%
C000154544 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.20%
C000170244 | Other RowReal Estate
Holdings [Line Items]
Percent of Total Investments	5.40%
C000170244 | Financials
Holdings [Line Items]
Percent of Total Investments	24.40%
C000170244 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000170244 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.10%
C000170244 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000170244 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000170244 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000170244 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.00%
C000170244 | Information Technology
Holdings [Line Items]
Percent of Total Investments	41.80%
C000170244 | Materials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000170244 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.20%
C000170244 | Energy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000170244 | Taiwan
Holdings [Line Items]
Percent of Total Investments	28.40%
C000170244 | South Korea
Holdings [Line Items]
Percent of Total Investments	20.90%
C000170244 | China
Holdings [Line Items]
Percent of Total Investments	20.60%
C000170244 | India
Holdings [Line Items]
Percent of Total Investments	10.40%
C000170244 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.60%
C000170244 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.10%
C000170244 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.10%
C000170244 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.30%
C000170244 | Poland
Holdings [Line Items]
Percent of Total Investments	1.10%
C000170244 | Malaysia
Holdings [Line Items]
Percent of Total Investments	2.10%
C000050065 | Financials
Holdings [Line Items]
Percent of Total Investments	25.30%
C000050065 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000050065 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000050065 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000050065 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.90%
C000050065 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000050065 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.00%
C000050065 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.80%
C000050065 | Materials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000050065 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.60%
C000050065 | Energy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000050065 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	0.20%
C000050065 | China
Holdings [Line Items]
Percent of Total Investments	57.00%
C000050065 | India
Holdings [Line Items]
Percent of Total Investments	31.80%
C000050065 | Brazil
Holdings [Line Items]
Percent of Total Investments	11.00%
C000050065 | Russia
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000050065 | Netherlands
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000106873 | Financials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000106873 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000106873 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000106873 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000106873 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000106873 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.50%
C000106873 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.50%
C000106873 | Information Technology
Holdings [Line Items]
Percent of Total Investments	43.90%
C000106873 | Materials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000106873 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.60%
C000106873 | Energy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000106873 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	0.10%
C000106873 | Taiwan
Holdings [Line Items]
Percent of Total Investments	31.40%
C000106873 | South Korea
Holdings [Line Items]
Percent of Total Investments	20.20%
C000106873 | China
Holdings [Line Items]
Percent of Total Investments	29.50%
C000106873 | India
Holdings [Line Items]
Percent of Total Investments	15.10%
C000106873 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.30%
C000106873 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.30%
C000106873 | Indonesia
Holdings [Line Items]
Percent of Total Investments	0.70%
C000106873 | Philippines
Holdings [Line Items]
Percent of Total Investments	0.40%
C000186806 | Other RowIndustrials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000186806 | Financials
Holdings [Line Items]
Percent of Total Investments	19.40%
C000186806 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.80%
C000186806 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000186806 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186806 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.00%
C000186806 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000186806 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000186806 | Information Technology
Holdings [Line Items]
Percent of Total Investments	49.70%
C000186806 | Materials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000186806 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186806 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000186806 | Taiwan
Holdings [Line Items]
Percent of Total Investments	34.70%
C000186806 | South Korea
Holdings [Line Items]
Percent of Total Investments	26.00%
C000186806 | India
Holdings [Line Items]
Percent of Total Investments	14.30%
C000186806 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.00%
C000186806 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.10%
C000186806 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	3.00%
C000186806 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.10%
C000186806 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.50%
C000186806 | Poland
Holdings [Line Items]
Percent of Total Investments	1.50%
C000186806 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100212 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100212 | Financials
Holdings [Line Items]
Percent of Total Investments	19.70%
C000100212 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000100212 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000100212 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000100212 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.60%
C000100212 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100212 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000100212 | Information Technology
Holdings [Line Items]
Percent of Total Investments	36.50%
C000100212 | Materials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000100212 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100212 | Energy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000100212 | Taiwan
Holdings [Line Items]
Percent of Total Investments	22.30%
C000100212 | South Korea
Holdings [Line Items]
Percent of Total Investments	15.40%
C000100212 | China
Holdings [Line Items]
Percent of Total Investments	19.60%
C000100212 | India
Holdings [Line Items]
Percent of Total Investments	16.50%
C000100212 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.80%
C000100212 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100212 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	3.40%
C000100212 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100212 | Malaysia
Holdings [Line Items]
Percent of Total Investments	2.50%
C000100212 | Kuwait
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052897 | Other RowConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000052897 | Financials
Holdings [Line Items]
Percent of Total Investments	10.90%
C000052897 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.30%
C000052897 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.70%
C000052897 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000052897 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000052897 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000052897 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000052897 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.20%
C000052897 | Materials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000052897 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.70%
C000052897 | Energy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000052897 | Taiwan
Holdings [Line Items]
Percent of Total Investments	26.50%
C000052897 | South Korea
Holdings [Line Items]
Percent of Total Investments	14.70%
C000052897 | China
Holdings [Line Items]
Percent of Total Investments	9.00%
C000052897 | India
Holdings [Line Items]
Percent of Total Investments	21.40%
C000052897 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.30%
C000052897 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.40%
C000052897 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	3.30%
C000052897 | Thailand
Holdings [Line Items]
Percent of Total Investments	2.70%
C000052897 | Malaysia
Holdings [Line Items]
Percent of Total Investments	2.80%
C000052897 | Turkey
Holdings [Line Items]
Percent of Total Investments	1.90%
C000100213 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000100213 | Financials
Holdings [Line Items]
Percent of Total Investments	14.30%
C000100213 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000100213 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000100213 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.20%
C000100213 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000100213 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.50%
C000100213 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.20%
C000100213 | Information Technology
Holdings [Line Items]
Percent of Total Investments	26.30%
C000100213 | Materials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100213 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.50%
C000100213 | Energy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000100213 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100213 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100213 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.40%
C000100213 | China
Holdings [Line Items]
Percent of Total Investments	6.50%
C000100213 | India
Holdings [Line Items]
Percent of Total Investments	4.10%
C000100213 | United States
Holdings [Line Items]
Percent of Total Investments	58.80%
C000100213 | Japan
Holdings [Line Items]
Percent of Total Investments	10.10%
C000100213 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100213 | Canada
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100213 | France
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011961 | Erste Group Bank AG
Holdings [Line Items]
Percent of Total Investments	23.30%
C000011961 | BAWAG Group AG
Holdings [Line Items]
Percent of Total Investments	11.80%
C000011961 | OMV AG
Holdings [Line Items]
Percent of Total Investments	9.70%
C000011961 | Raiffeisen Bank International AG
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011961 | ANDRITZ AG
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011961 | Verbund AG
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011961 | AT&S Austria Technologie & Systemtechnik AG
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011961 | voestalpine AG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011961 | Vienna Insurance Group AG Wiener Versicherung Gruppe
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011961 | Wienerberger AGBearer
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011961 | Financials
Holdings [Line Items]
Percent of Total Investments	47.60%
C000011961 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000011961 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011961 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011961 | Information Technology
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011961 | Materials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000011961 | Energy
Holdings [Line Items]
Percent of Total Investments	9.70%
C000011967 | Anheuser-Busch InBev SA/N.V.
Holdings [Line Items]
Percent of Total Investments	20.10%
C000011967 | Argenx SE
Holdings [Line Items]
Percent of Total Investments	17.20%
C000011967 | KBC Group N.V.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000011967 | Ageas SA/N.V.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011967 | UCB SA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011967 | Aedifica SA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011967 | Ackermans & van Haaren N.V.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011967 | Syensqo SA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011967 | Groupe Bruxelles Lambert N.V.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011967 | Elia Group SA/N.V.Class B
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011967 | Financials
Holdings [Line Items]
Percent of Total Investments	19.40%
C000011967 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011967 | Real Estate
Holdings [Line Items]
Percent of Total Investments	9.50%
C000011967 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011967 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011967 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	23.50%
C000011967 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011967 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011967 | Materials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011967 | Health Care
Holdings [Line Items]
Percent of Total Investments	25.10%
C000011967 | Energy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011972 | Other RowEnergy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011972 | Financials
Holdings [Line Items]
Percent of Total Investments	27.10%
C000011972 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.80%
C000011972 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011972 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.60%
C000011972 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.10%
C000011972 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011972 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011972 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.40%
C000011972 | Materials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011972 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011972 | Energy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011972 | Netherlands
Holdings [Line Items]
Percent of Total Investments	15.70%
C000011972 | France
Holdings [Line Items]
Percent of Total Investments	27.80%
C000011972 | Germany
Holdings [Line Items]
Percent of Total Investments	25.40%
C000011972 | Spain
Holdings [Line Items]
Percent of Total Investments	11.60%
C000011972 | Italy
Holdings [Line Items]
Percent of Total Investments	9.50%
C000011972 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011972 | Finland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011972 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011972 | Austria
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011972 | Sweden
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011971 | Schneider Electric SE
Holdings [Line Items]
Percent of Total Investments	8.70%
C000011971 | TotalEnergies SE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000011971 | Airbus SE
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011971 | Safran SA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011971 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011971 | Air Liquide SA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011971 | BNP Paribas SA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011971 | L'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011971 | Sanofi SA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011971 | AXA SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011971 | Financials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000011971 | Industrials
Holdings [Line Items]
Percent of Total Investments	32.00%
C000011971 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011971 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011971 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.10%
C000011971 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011971 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011971 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011971 | Materials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000011971 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000011971 | Energy
Holdings [Line Items]
Percent of Total Investments	7.90%
C000011973 | Siemens AGRegistered
Holdings [Line Items]
Percent of Total Investments	12.10%
C000011973 | SAP SE
Holdings [Line Items]
Percent of Total Investments	11.30%
C000011973 | Allianz SERegistered
Holdings [Line Items]
Percent of Total Investments	10.00%
C000011973 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	6.50%
C000011973 | Deutsche Telekom AGRegistered
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011973 | Infineon Technologies AG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011973 | Muenchener Rueckversicherungs-Gesellschaft AG in MuenchenRegistered
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011973 | Deutsche Bank AGRegistered
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011973 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.10%
C000011973 | Rheinmetall AG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011973 | Financials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000011973 | Industrials
Holdings [Line Items]
Percent of Total Investments	29.50%
C000011973 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011973 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011973 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000011973 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011973 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011973 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.80%
C000011973 | Materials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000011973 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.00%
C000011952 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	17.60%
C000011952 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Total Investments	14.70%
C000011952 | Enel SpA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000011952 | Generali
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011952 | Ferrari N.V.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011952 | Eni SpA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011952 | Prysmian SpA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011952 | Banca Monte dei Paschi di Siena SpA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011952 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011952 | BPER Banca SpA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011952 | Financials
Holdings [Line Items]
Percent of Total Investments	55.40%
C000011952 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000011952 | Utilities
Holdings [Line Items]
Percent of Total Investments	16.90%
C000011952 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011952 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011952 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011952 | Materials
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011952 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011952 | Energy
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011956 | ASML Holding N.V.
Holdings [Line Items]
Percent of Total Investments	21.90%
C000011956 | ING Groep N.V.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011956 | Prosus N.V.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011956 | Nebius Group N.V.Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011956 | ASM International N.V.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011956 | Adyen N.V.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000011956 | Koninklijke Ahold Delhaize N.V.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011956 | ABN AMRO Bank N.V., CVA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011956 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011956 | NN Group N.V.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011956 | Financials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000011956 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000011956 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011956 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011956 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	10.70%
C000011956 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011956 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.10%
C000011956 | Materials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011956 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011956 | Energy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011960 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	19.40%
C000011960 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Total Investments	14.10%
C000011960 | Iberdrola SA
Holdings [Line Items]
Percent of Total Investments	12.20%
C000011960 | CaixaBank SA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011960 | Repsol SA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011960 | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011960 | Amadeus IT Group SA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011960 | Ferrovial N.V.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011960 | Aena SME SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011960 | Banco de Sabadell SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011960 | Financials
Holdings [Line Items]
Percent of Total Investments	45.60%
C000011960 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.70%
C000011960 | Utilities
Holdings [Line Items]
Percent of Total Investments	21.30%
C000011960 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000011960 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.40%
C000011960 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011960 | Energy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011963 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	10.30%
C000011963 | Investor ABClass B
Holdings [Line Items]
Percent of Total Investments	9.60%
C000011963 | Volvo ABClass B
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011963 | Atlas Copco ABClass A
Holdings [Line Items]
Percent of Total Investments	7.00%
C000011963 | Sandvik AB
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011963 | Assa Abloy ABClass B
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011963 | Skandinaviska Enskilda Banken ABClass A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011963 | Swedbank ABClass A
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011963 | Atlas Copco ABClass B
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011963 | Telefonaktiebolaget LM EricssonClass B
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011963 | Financials
Holdings [Line Items]
Percent of Total Investments	25.50%
C000011963 | Industrials
Holdings [Line Items]
Percent of Total Investments	45.40%
C000011963 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011963 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000011963 | Communication Services
Holdings [Line Items]
Percent of Total Investments	14.00%
C000011963 | Information Technology
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011963 | Materials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011963 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011964 | Roche Holding AGNVS
Holdings [Line Items]
Percent of Total Investments	13.80%
C000011964 | Novartis AGRegistered
Holdings [Line Items]
Percent of Total Investments	12.50%
C000011964 | Nestle SARegistered
Holdings [Line Items]
Percent of Total Investments	11.20%
C000011964 | UBS Group AGRegistered
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011964 | Cie Financiere Richemont SAClass A, Registered
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011964 | Zurich Insurance Group AG
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011964 | ABB Ltd.Registered
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011964 | Swiss Re AG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011964 | Lonza Group AGRegistered
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011964 | Holcim AG
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011964 | Financials
Holdings [Line Items]
Percent of Total Investments	20.60%
C000011964 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000011964 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011964 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011964 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011964 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	13.30%
C000011964 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011964 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011964 | Materials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011964 | Health Care
Holdings [Line Items]
Percent of Total Investments	37.40%
C000109986 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000109986 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.30%
C000109986 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	33.10%
C000109986 | Materials
Holdings [Line Items]
Percent of Total Investments	31.60%
C000109986 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.60%
C000109986 | China
Holdings [Line Items]
Percent of Total Investments	2.50%
C000109986 | India
Holdings [Line Items]
Percent of Total Investments	3.70%
C000109986 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.70%
C000109986 | Malaysia
Holdings [Line Items]
Percent of Total Investments	2.30%
C000109986 | United States
Holdings [Line Items]
Percent of Total Investments	61.60%
C000109986 | Japan
Holdings [Line Items]
Percent of Total Investments	4.30%
C000109986 | Canada
Holdings [Line Items]
Percent of Total Investments	7.20%
C000109986 | Italy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000109986 | Norway
Holdings [Line Items]
Percent of Total Investments	4.80%
C000109985 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	12.10%
C000109985 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Total Investments	4.70%
C000109985 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000109985 | Newmont Corp.
Holdings [Line Items]
Percent of Total Investments	16.20%
C000109985 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000109985 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000109985 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000109985 | Coeur Mining, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000109985 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000109985 | Equinox Gold Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000109985 | Australia
Holdings [Line Items]
Percent of Total Investments	6.00%
C000109985 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109985 | China
Holdings [Line Items]
Percent of Total Investments	1.40%
C000109985 | South Africa
Holdings [Line Items]
Percent of Total Investments	11.80%
C000109985 | Russia
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000109985 | Turkey
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109985 | United States
Holdings [Line Items]
Percent of Total Investments	20.00%
C000109985 | Canada
Holdings [Line Items]
Percent of Total Investments	55.40%
C000109985 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.80%
C000109988 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000109988 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Total Investments	51.90%
C000109988 | Steel
Holdings [Line Items]
Percent of Total Investments	25.40%
C000109988 | Copper
Holdings [Line Items]
Percent of Total Investments	14.30%
C000109988 | Aluminum
Holdings [Line Items]
Percent of Total Investments	5.40%
C000109988 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Total Investments	3.00%
C000109988 | Building Products
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000109988 | Australia
Holdings [Line Items]
Percent of Total Investments	23.20%
C000109988 | China
Holdings [Line Items]
Percent of Total Investments	5.30%
C000109988 | India
Holdings [Line Items]
Percent of Total Investments	4.40%
C000109988 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.80%
C000109988 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.00%
C000109988 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000109988 | United States
Holdings [Line Items]
Percent of Total Investments	16.30%
C000109988 | Japan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000109988 | Canada
Holdings [Line Items]
Percent of Total Investments	7.50%
C000109988 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.60%
C000109983 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000109983 | Industrias Penoles SAB de CV
Holdings [Line Items]
Percent of Total Investments	10.90%
C000109983 | Newmont Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000109983 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000109983 | Hecla Mining Co.
Holdings [Line Items]
Percent of Total Investments	14.80%
C000109983 | First Majestic Silver Corp.
Holdings [Line Items]
Percent of Total Investments	10.80%
C000109983 | Fresnillo PLC
Holdings [Line Items]
Percent of Total Investments	8.20%
C000109983 | Aya Gold & Silver, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000109983 | Discovery Mining Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000109983 | Endeavour Silver Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000109983 | Australia
Holdings [Line Items]
Percent of Total Investments	0.20%
C000109983 | China
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109983 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109983 | Mexico
Holdings [Line Items]
Percent of Total Investments	10.90%
C000109983 | Philippines
Holdings [Line Items]
Percent of Total Investments	0.10%
C000109983 | United States
Holdings [Line Items]
Percent of Total Investments	21.40%
C000109983 | Canada
Holdings [Line Items]
Percent of Total Investments	55.40%
C000109983 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.90%
C000108746 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000108746 | Financials
Holdings [Line Items]
Percent of Total Investments	16.50%
C000108746 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000108746 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000108746 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000108746 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.80%
C000108746 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000108746 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.90%
C000108746 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.00%
C000108746 | Materials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000108746 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.30%
C000108746 | Energy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000108746 | Australia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000108746 | Netherlands
Holdings [Line Items]
Percent of Total Investments	1.30%
C000108746 | United States
Holdings [Line Items]
Percent of Total Investments	72.30%
C000108746 | Japan
Holdings [Line Items]
Percent of Total Investments	5.80%
C000108746 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.20%
C000108746 | Canada
Holdings [Line Items]
Percent of Total Investments	3.40%
C000108746 | France
Holdings [Line Items]
Percent of Total Investments	2.40%
C000108746 | Germany
Holdings [Line Items]
Percent of Total Investments	2.20%
C000108746 | Spain
Holdings [Line Items]
Percent of Total Investments	1.00%
C000108746 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.50%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.